Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Domestic Plans
Pension Plans and Similar Obligations
Discount rate	3.90%	3.40%	3.50%
Foreign Plans
Pension Plans and Similar Obligations
Discount rate	1.90%	1.50%	2.00%
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rate	5.70%	5.30%	5.30%